Cover	Dec. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2021
Entity File Number	333-225239
Entity Registrant Name	Elvictor Group, Inc.
Entity Central Index Key	0001741489
Entity Tax Identification Number	82-3296328
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Vassileos Constantinou 79
Entity Address, Address Line Two	Vari
Entity Address, City or Town	Attiki
Entity Address, Country	GR
Entity Address, Postal Zip Code	16672,
City Area Code	646
Local Phone Number	491-6601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false